Information by Segment and Geographic Areas - Paper net sales by product (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales by products
Net sales revenue	R$ 13,443,376	R$ 10,580,673	R$ 9,839,162
Percentage of total net sales	100.00%	100.00%	100.00%
Market pulp
Net sales by products
Net sales revenue	R$ 8,783,274	R$ 6,920,494	R$ 6,144,123
Fluff pulp
Net sales by products
Percentage of total net sales	1.00%	1.00%	1.00%
Printing and writing paper
Net sales by products
Net sales revenue	R$ 3,834,380	R$ 2,265,093	R$ 2,233,995
Tissue | Maximum
Net sales by products
Percentage of total net sales	3.50%	3.50%	3.50%
Paperboard
Net sales by products
Net sales revenue	R$ 764,701	R$ 1,273,540	R$ 1,357,829
Others
Net sales by products
Net sales revenue	R$ 61,021	R$ 121,546	R$ 103,215